Stock Based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Based Compensation

Note 16 - Stock Based Compensation

During 1996, the Company adopted the 1996 Incentive Stock Option Plan (“SOP”) and the Employee Stock Purchase Plan (“SPP”), under which options to purchase shares of the Company’s common stock may be granted to officers and eligible employees. Options granted under the SOP are exercisable in established increments according to vesting schedules, generally three to five years, and will expire if not exercised within ten years of the date of grant. Options granted under the SPP are fully vested at the date of grant and expire if not exercised within two years of the grant date. Both of these plans expired in 2006. At December 31, 2014, the SOP and the SPP had no options outstanding.

During 2006, the Company adopted the 2006 Incentive Stock Option Plan (“SOP II”) and the Employee Stock Purchase Plan (“SPP II”), under which options to purchase shares of the Company’s common stock may be granted to officers and eligible employees. Options granted under the SOP II are exercisable in established increments according to vesting schedules, generally three to five years, and will expire if not exercised within ten years of the date of grant. Options granted under the SPP II are fully vested at the date of grant and expire if not exercised within two years of the grant date. At December 31, 2014, the SOP II had 12,607 options outstanding and the SPP II had no options outstanding.

Employee Stock Plans

The following is a summary of stock option activity for the year ended December 31, 2014:

	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Options outstanding at the beginning of the year	94,341	$5.24	$—

Options granted	—	—
Options exercised	—	—
Forfeitures	(81,734)	5.24

Options outstanding at the end of the year	12,607	$5.24	$—

Options exercisable at the end of the year	12,607	$5.24	$—

Total options outstanding and exercisable at December 31, 2014 were 12,607 at an exercise price of $5.24 per share with a weighted average expected term of 3.12 years. At December 31, 2014, authorized shares of common stock reserved for future grants of options totaled 158,071 under the SOP II and 105,299 under the SPP II.

The fair market value of each option award is estimated on the date of grant using the Black-Scholes option pricing model. There were no shares granted during the years ended December 31, 2014 and 2013 under the SOP II.

As of December 31, 2014, there was no unrecognized compensation cost related to non-vested share-based compensation arrangements granted under all of the Company’s stock benefit plans.

The Company funds the option shares from authorized but unissued shares. The Company does not typically purchase shares to fulfill the obligations of the stock benefit plans. Company policy does allow option holders to exercise options with seasoned shares.

There were no options exercised in 2012, 2013 or 2014.